Financial Assets - Summary of Restricted Statutory Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Statutory deposits - restricted	¥ 6,333	¥ 6,333
Not later than one year [member]
Disclosure of financial assets [Line Items]
Statutory deposits - restricted	3,933	1,720
Later than one year and not later than five years [member]
Disclosure of financial assets [Line Items]
Statutory deposits - restricted	¥ 2,400	¥ 4,613